Description of Business - Additional Information (Detail) (USD $)	12 Months Ended		2 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Mar. 31, 2014	Dec. 31, 2014
Description Of Business [Line Items]
Correction of cumulative error	$ 1,200,000	$ 700,000
Adjustments to Additional Paid in Capital, Other	300,000	600,000
Retained Earnings (Accumulated Deficit), Total	(16,771,478)	(11,751,180)	(17,537,920)	(19,530,934)
Restatement Adjustment [Member]
Description Of Business [Line Items]
Adjustments to Additional Paid in Capital, Other			300,000
Retained Earnings (Accumulated Deficit), Total	$ (16,771,478)		$ 1,200,000	$ 1,200,000